UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07605

T. Rowe Price Mid-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

Mid-Cap Value Fund	September 30, 2015

T. Rowe Price Mid-Cap Value Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 88.7%		
CONSUMER DISCRETIONARY 10.8%		
Auto Components 0.2%		
Visteon (1)	187,700	19,003
		19,003
Diversified Consumer Services 0.8%		
Strayer Education (1)(2)	1,553,600	85,402
		85,402
Leisure Products 1.4%		
Mattel	6,595,700	138,905
Sankyo-Gunma (JPY)	431,500	15,379
		154,284
Media 5.8%		
Cablevision Systems, Class A	4,137,300	134,338
DreamWorks Animation, Class A (1)	411,300	7,177
News Corp, Class A	11,929,361	150,549
Scholastic (2)	1,606,491	62,589
Tribune Media	3,791,600	134,981
Viacom, Class B (3)	3,040,100	131,180
		620,814
Multiline Retail 1.5%		
Kohl's	3,460,600	160,260
		160,260
Specialty Retail 0.3%		
Abercrombie & Fitch	1,600,600	33,917
Gap	121,100	3,451
		37,368

Textiles, Apparel & Luxury Goods 0.8%		
Coach	2,903,800	84,007
		84,007
Total Consumer Discretionary		1,161,138
CONSUMER STAPLES 8.7%		
Food & Staples Retailing 2.5%		
Sysco	7,083,100	276,028
		276,028
Food Products 5.7%		
Archer-Daniels-Midland	959,700	39,780
Bunge Limited	3,357,000	246,068
Dean Foods	816,108	13,482
Flowers Foods	1,351,808	33,444
Kellogg	2,593,100	172,571
McCormick	870,900	71,570
Tootsie Roll Industries	1,071,977	33,542
		610,457
Household Products 0.3%		
Clorox	274,397	31,701
		31,701
Personal Products 0.2%		
Avon	7,462,300	24,253
		24,253
Total Consumer Staples		942,439
ENERGY 4.9%		
Energy Equipment & Services 0.4%		
SEACOR Holdings (1)	765,797	45,802
		45,802

Oil, Gas & Consumable Fuels 4.5%		
Cameco	6,947,100	84,546
Canadian Natural Resources	6,331,300	123,144
CONSOL Energy	3,429,403	33,608
Hess	2,014,400	100,841
Murphy Oil	5,951,200	144,019
		486,158
Total Energy		531,960
FINANCIALS 26.5%		
Banks 4.1%		
CIT Group	32,160	1,288
Commerce Bancshares	521,930	23,779
First Horizon National (2)	11,658,744	165,321
First Niagara Financial	13,757,400	140,463
SunTrust	1,269,300	48,538
WestAmerica Bank (2)	1,513,707	67,269
		446,658
Capital Markets 5.1%		
E*TRADE Financial (1)	6,925,360	182,345
Lazard, Class A, Partnership	606,200	26,249
Northern Trust	3,723,640	253,803
Waddell & Reed Financial, Class A	2,356,890	81,949
		544,346
Consumer Finance 1.4%		
Ally Financial (1)	7,272,890	148,221
		148,221
Diversified Financial Services 0.3%		
Groupe Bruxelles Lambert (EUR)	422,062	31,879
		31,879

Insurance 10.3%		
CNA Financial	3,515,700	122,803
First American Financial	3,363,824	131,425
FNF	3,265,124	115,814
Kemper	2,442,430	86,389
Loews	3,494,693	126,298
Marsh & McLennan	4,069,200	212,494
Progressive	4,019,000	123,142
White Mountains Insurance Group	254,479	190,172
		1,108,537
Real Estate Investment Trusts 4.0%		
AvalonBay Communities, REIT	172,500	30,157
Macerich Company, REIT	1,706,492	131,093
Rayonier, REIT (2)	6,359,900	140,363
Washington Real Estate Investment Trust, REIT	2,687,700	67,004
Weyerhaeuser, REIT	2,196,200	60,044
		428,661
Real Estate Management & Development 0.0%		
St. Joe (1)	104,103	1,991
		1,991
Thrifts & Mortgage Finance 1.3%		
Capitol Federal Financial	6,393,785	77,493
PHH (1)(2)	4,557,800	64,356
		141,849
Total Financials		2,852,142
HEALTH CARE 7.8%		
Biotechnology 0.9%		
Baxalta	828,800	26,116
Seattle Genetics (1)	1,707,244	65,831
		91,947

Health Care Equipment & Supplies 3.0%		
Haemonetics (1)	1,434,307	46,357
Hologic (1)	6,654,233	260,380
Thoratec (1)	182,000	11,513
		318,250
Health Care Providers & Services 3.2%		
HealthSouth	1,964,357	75,372
Quest Diagnostics	2,213,900	136,089
Select Medical Holdings (2)	8,788,065	94,823
Tenet Healthcare (1)	1,095,399	40,442
		346,726
Pharmaceuticals 0.7%		
Zoetis	1,903,400	78,382
		78,382
Total Health Care		835,305
INDUSTRIALS & BUSINESS SERVICES 8.4%		
Aerospace & Defense 1.7%		
Textron	4,855,798	182,772
		182,772
Air Freight & Logistics 2.7%		
C.H. Robinson Worldwide	3,004,200	203,625
Expeditors International of Washington	1,733,900	81,580
		285,205
Commercial Services & Supplies 1.6%		
Cintas	2,061,100	176,739
		176,739
Construction & Engineering 1.2%		
KBR (2)	7,679,608	127,942
		127,942

MATERIALS 7.5%		
Chemicals 0.9%		
Scotts Miracle Gro	1,548,812	94,199
		94,199
Construction Materials 2.1%		
Vulcan Materials	2,586,300	230,698
		230,698
Containers & Packaging 0.9%		
Packaging Corporation of America	1,012,700	60,924
Westrock	583,242	30,002
		90,926
Metals & Mining 2.7%		
Compania de Minas Buenaventura, ADR	2,173,600	12,955
Franco-Nevada (CAD)	3,654,300	161,041
Lonmin (GBP) (1)	3,229,234	795
Newmont Mining	7,503,300	120,578
		295,369
Paper & Forest Products 0.9%		
Louisiana Pacific (1)	6,915,300	98,474
		98,474
Total Materials		809,666
TELECOMMUNICATION SERVICES 0.6%		
Wireless Telecommunication Services 0.6%		
Telephone & Data Systems	2,662,783	66,463
Total Telecommunication Services		66,463
UTILITIES 6.3%		
Electric Utilities 3.8%		
American Electric Power	2,093,400	119,031

FirstEnergy	9,195,990	287,926
		406,957
Independent Power & Renewable Electricity Producers 1.0%		
AES	9,686,400	94,830
NRG Energy	836,238	12,418
		107,248
Multi-Utilities 1.5%		
CenterPoint Energy	5,676,600	102,406
NiSource	3,581,341	66,434
		168,840
Total Utilities		683,045
Total Miscellaneous Common Stocks 3.6% (3)		389,449
Total Common Stocks (Cost $8,654,405)		9,560,946
SHORT-TERM INVESTMENTS 11.9%		
Money Market Funds 11.9%		
T. Rowe Price Reserve Investment Fund, 0.10% (2)(4)	1,283,618,109	1,283,618
Total Short-Term Investments (Cost $1,283,618)		1,283,618
Total Investments in Securities		
100.6% of Net Assets (Cost $9,938,023)		**$ 10,844,564**

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Company
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Seven-day yield
ADR American Depository Receipts
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 28, 1996. The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2015:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2015.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments for federal income tax purposes was $9,938,023,000. Net unrealized gain aggregated $906,510,000 at period-end, of which $1,865,493,000 related to appreciated investments and $958,983,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 24, 2015